Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Proceeds from the sale of convertible promissory notes, offering costs	$ 16	$ 16
Proceeds from issuance of common stock and warrants, issuance costs	$ 152	$ 152